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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Diversified Real Return Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 58.4%
Floating Rate 27.5%
Columbia Floating Rate Fund, Class I Shares (a)	140,550	$1,231,221
High Yield 5.5%
Columbia High Yield Bond Fund, Class I Shares (a)	47,395	135,077
Columbia Income Opportunities Fund, Class I Shares (a)	11,636	111,706
Total		246,783
Inflation Protected Securities 25.4%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	125,244	1,140,968
Total Fixed-Income Funds (Cost: $2,606,785)		$2,618,972

Alternative Investment Funds 19.3%
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	157,572	865,068
Total Alternative Investment Funds (Cost: $742,162)		$865,068

Exchange-Traded Funds 3.4%
iShares MSCI Australia ETF	1,400	27,902
iShares MSCI Brazil Capped ETF	1,875	55,331
iShares U.S. Energy ETF	925	35,104
iShares US Real Estate ETF	450	34,502
Total Exchange-Traded Funds (Cost: $130,350)		$152,839

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 3.7%
Metals 3.1%
Alcoa, Inc.
02/01/37	5.950%	50,000	$44,484
Freeport-McMoRan, Inc.
03/15/23	3.875%	25,000	20,938
Kinross Gold Corp.
03/15/24	5.950%	25,000	23,562
Teck Resources Ltd.
02/01/43	5.400%	15,000	10,650
Vale SA
09/11/42	5.625%	50,000	39,500
Total			139,134

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 0.6%
Kinder Morgan Energy Partners LP
05/01/24	4.300%	$25,000		$24,387
Total Corporate Bonds & Notes (Cost: $178,538)				$163,521

Inflation-Indexed Bonds(c) 1.7%
Italy 0.7%
Italy Buoni Poliennali Del Tesoro (d)
09/15/41	2.550%	EUR	21,432	30,888

United States 1.0%
U.S. Treasury Inflation-Indexed Bond
02/15/42	0.750%		47,220	46,002

Total Inflation-Indexed Bonds (Cost: $70,083)				$76,890

Foreign Government Obligations(e) 2.4%
Brazil 0.8%
Brazilian Government International Bond
01/20/34	8.250%		30,000	34,575

Netherlands 1.1%
Petrobras Global Finance BV (f)
03/17/17	3.002%		50,000	48,700

Turkey 0.5%
Turkey Government International Bond
03/17/36	6.875%		20,000	23,825

Total Foreign Government Obligations (Cost: $100,956)				$107,100

Asset-Backed Securities - Non-Agency 10.7%
Dryden Senior Loan Fund Series 2014-33A Class B (d)(f)
07/15/26	2.628%		250,000	247,447
Symphony CLO V Ltd. Series 2007-5A Class A1 (d)(f)
01/15/24	1.378%		235,636	231,785
Total Asset-Backed Securities - Non-Agency (Cost: $479,472)				$479,232

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.422% (a)(g)	12,634	$12,634
Total Money Market Funds (Cost: $12,634)		$12,634

Total Investments
(Cost: $4,320,980) (h)	$4,476,256(i)
Other Assets & Liabilities, Net	5,318
Net Assets	$4,481,574

At April 30, 2016, cash totaling $3,321 was pledged as collateral.

Investments in Derivatives Cleared Interest Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed rate of 1.991%	6-Month GBP LIBOR-BBA	05/14/2019	GBP	250,000	13,220	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	742,162	—	—	—	742,162	—	—	865,068
Columbia Floating Rate Fund, Class I Shares	1,278,591	13,227	—	—	1,291,818	—	13,228	1,231,221
Columbia High Yield Bond Fund, Class I Shares	140,477	1,774	—	—	142,251	—	1,774	135,077
Columbia Income Opportunities Fund, Class I Shares	116,345	1,440	—	—	117,785	—	1,440	111,706
Columbia Inflation Protected Securities Fund, Class I Shares	1,089,388	—	(32,500)	(1,957)	1,054,931	—	—	1,140,968
Columbia Short-Term Cash Fund	10,608	65,253	(63,227)	—	12,634	—	13	12,634
Total	3,377,571	81,694	(95,727)	(1,957)	3,361,581	—	16,455	3,496,674

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At April 30, 2016, the value of these securities amounted to $510,120 or 11.38% of net assets.

(e)	Principal and interest may not be guaranteed by the government.
(f)	Variable rate security.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(h)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $4,321,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$246,000
Unrealized Depreciation	(91,000)
Net Unrealized Appreciation	$155,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

EUR	Euro
GBP	British Pound

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Fixed-Income Funds	2,618,972	—	—	2,618,972
Alternative Investment Funds	865,068	—	—	865,068
Exchange-Traded Funds	152,839	—	—	152,839
Corporate Bonds & Notes	—	163,521	—	163,521
Inflation-Indexed Bonds	—	76,890	—	76,890
Foreign Government Obligations	—	107,100	—	107,100
Asset-Backed Securities - Non-Agency	—	479,232	—	479,232
Investments measured at net asset value
Money Market Funds	—	—	—	12,634
Total Investments	3,636,879	826,743	—	4,476,256
Derivatives
Assets
Swap Contracts	—	13,220	—	13,220
Total	3,636,879	839,963	—	4,489,476

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2016